Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-13334
Entity Registrant Name	RELX PLC
Entity Central Index Key	0000929869
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	1-3 Strand
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2N 5JR
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	1,855,941,895
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1438
Auditor Name	Ernst & Young LLP
Auditor Location	London, United Kingdom
Amendment Flag	false
Business Contact
Document Information
Contact Personnel Name	Henry Udow
Entity Address, Address Line One	Company Secretary
Entity Address, Address Line Two	RELX PLC
Entity Address, Address Line Three	1-3 Strand
Entity Address, City or Town	London
Entity Address, Postal Zip Code	WC2N 5JR
Entity Address, Country	GB
Contact Personnel Fax Number	+44 20 7166 5500
Contact Personnel Email Address	henry.udow@relx.com
American Depositary Shares
Document Information
Title of 12(b) Security	American Depositary Shares(each representing one RELX PLC ordinary share)
Trading Symbol	RELX
Security Exchange Name	NYSE
Ordinary shares
Document Information
Title of 12(b) Security	Ordinary shares of 14 51/116p each(the “RELX PLC ordinary shares”)
No Trading Symbol Flag	true
Security Exchange Name	NYSE
1.300% Guaranteed Notes due 2025
Document Information
Title of 12(b) Security	1.300% Guaranteed Notes due 2025
Trading Symbol	RELX/25
Security Exchange Name	NYSE
4.000% Guaranteed Notes due 2029
Document Information
Title of 12(b) Security	4.000% Guaranteed Notes due 2029
Trading Symbol	RELX/29
Security Exchange Name	NYSE
3.000% Guaranteed Notes due 2030
Document Information
Title of 12(b) Security	3.000% Guaranteed Notes due 2030
Trading Symbol	RELX/30
Security Exchange Name	NYSE
4.750% Guaranteed Notes due 2032
Document Information
Title of 12(b) Security	4.750% Guaranteed Notes due 2032
Trading Symbol	RELX/32
Security Exchange Name	NYSE